WARRANT LIBILITY (Narrative) (Details)		12 Months Ended
	Sep. 16, 2013 USD ($) item $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
WARRANT LIBILITIES [Line Items]
Warrant liability recognized		$ 577,500	$ 1,890,000
Gain from the change in fair value of the warrant liability		(1,312,500)	(7,455,000)	$ (3,202,500)
Warrant [Member]
WARRANT LIBILITIES [Line Items]
Number of shares that can be purchased on exercise of warrants | shares	10,500,000
Number of shares that can be purchased on exercise of warrants as a percentage of shares issued in public offering	35.00%
Number of ordinary shares per ADS	6.04
Aggregate American Depository Shares (ADS) | shares	5,250,000
Exercise price (in dollars per share) | $ / shares	$ 3.02
Number of ways to settlement | item	3
Warrant liability recognized	$ 12,547,500
Gain from the change in fair value of the warrant liability		$ 1,312,500	$ 7,455,000	$ 3,202,500